SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deferred, revenue beginning	$ 63,690	$ 5,233
Revenue recognized	(64,816)	(4,939)
Unearned revenues received	108,800	63,396
Deferred income gross	107,674	63,690
Current portion	12,112	63,690
Long term portion	95,562
Deferred Income net	$ 107,674	$ 63,690